Financial instruments and related disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ (15)	£ 0
Cash flow hedges: | Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated floating debt issued
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(23)	8
Due to hedged item affecting profit or loss	20
Due to hedged item affecting balance sheet		(6)
Cash flow hedges: | Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated fixed debt issued
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(14)
Due to hedged item affecting profit or loss	13
Net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(437)	522
Amount of hedge ineffectiveness recognised in profit or loss		(15)
Due to hedged item affecting profit or loss	3	5
Time value of options
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 4	£ (4)